Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2013	2012

Land and improvements	$2,479,913	$2,479,913
Buildings	9,188,883	9,011,523
Equipment	3,977,234	3,999,020
	15,646,030	15,490,456
Less accumulated depreciation	6,480,498	6,272,580

Premises and equipment, net	$9,165,532	$9,217,876